Segment information	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment information

Note 1    Segment information

1.1    Segment revenue

(in millions of euros)				Other
				European	Eliminations
	France		Spain	countries	Europe
December 31, 2020
Revenue(3)	18,461		4,951	5,638	(9)
Convergence services	4,559		1,984	733	—
Mobile services only	2,245		1,012	2,026	—
Fixed services only	3,959	(4)	471	611	—
IT & integration services	—		8	301	—
Wholesale	5,866		916	1,017	(9)
Equipment sales	1,187		547	828	—
Other revenue	644		12	122	—
External	17,794		4,908	5,559	—
Inter-operating segments	667		43	79	(9)

December 31, 2019
Revenue(3)	18,154		5,280	5,783	(12)
Convergence services	4,397		2,092	623	—
Mobile services only	2,324		1,161	2,143	—
Fixed services only	4,086	(4)	501	644	—
IT & integration services	—		6	232	—
Wholesale	5,487		901	1,071	(12)
Equipment sales	1,351		620	898	—
Other revenue	509		0	173	—
External	17,492		5,230	5,695	—
Inter-operating segments	662		50	88	(12)

December 31, 2018
Revenue(3)	18,211		5,349	5,687	(13)
Convergence services	4,458		2,143	467	—
Mobile services only	2,348		1,215	2,194	—
Fixed services only	4,168	(4)	496	697	—
IT & integration services	—		1	158	—
Wholesale	5,342		810	1,150	(13)
Equipment sales	1,410		684	868	—
Other revenue	485		—	153	—
External	17,615		5,299	5,601	—
Inter-operating segments	596		50	86	(13)

(1)	Including, in 2020, revenue of 5,071 million euros in France, 13 million euros in Spain, 1,287 million euros in other European countries and 1,436 million euros in other countries.

Including, in 2019, revenue of 5,233 million euros in France, 21 million euros in Spain, 1,077 million euros in other European countries and 1,489 million euros in other countries.

Including, in 2018, revenue of 5,207 million euros in France, 21 million euros in Spain, 665 million euros in other European countries and 1,399 million euros in other countries.

(2)	Including revenue of 1,305 million euros in France in 2020, 1,374 million euros in 2019 and 1,412 million euros in 2018.
(3)	The description of different sources of revenue is presented in Note 5.1.
(4)	Including, in 2020, fixed only broadband revenue of 2,748 million euros and fixed only narrowband revenue of 1,212 million euros.

Including, in 2019, fixed only broadband revenue of 2,699 million euros and fixed only narrowband revenue of 1,387 million euros.

Including, in 2018, fixed only broadband revenue of 2,565 million euros and fixed only narrowband revenue of 1,603 million euros.

(5)	Including, in 2020, revenue of 1,237 million euros from voice services and revenue of 2,614 million euros from data services.

Including, in 2019, revenue of 1,289 million euros from voice services and revenue of 2,674 million euros from data services.

Including, in 2018, revenue of 1,385 million euros from voice services and revenue of 2,612 million euros from data services.

(in millions of euros)	Europe	Africa &	Enterpri-se (1)		International	Eliminations	Total telecom	Mobile	Eliminations	Orange
	Total	Middle-East			Carriers		activities	Financial	telecom	consolidated
					& Shared			Services	activities / mobile	financial
					Services (2)				finance services	statements
December 31, 2020
Revenue(3)	10,580	5,834	7,807		1,450	(1,855)	42,277	—	(7)	42,270
Convergence services	2,717	—	—		—	—	7,276	—	—	7,276
Mobile services only	3,038	4,420	649		—	(35)	10,317	—	(0)	10,317
Fixed services only	1,083	562	3,851	(5)	—	(177)	9,278	—	(0)	9,277
IT & integration services	310	25	3,086		—	(164)	3,256	—	(4)	3,252
Wholesale	1,924	695	45		1,038	(1,313)	8,255	—	—	8,255
Equipment sales	1,375	89	175		—	(5)	2,821	—	(0)	2,821
Other revenue	134	43	—		412	(160)	1,073	—	(2)	1,072
External	10,467	5,660	7,405		944	—	42,270	—	—	42,270
Inter-operating segments	113	175	402		506	(1,855)	7	—	(7)	—

December 31, 2019
Revenue(3)	11,051	5,646	7,820		1,498	(1,926)	42,242	—	(4)	42,238
Convergence services	2,714	—	—		—	—	7,111	—	—	7,111
Mobile services only	3,304	4,230	727		—	(40)	10,545	—	(0)	10,544
Fixed services only	1,145	493	3,963	(5)	—	(178)	9,509	—	(0)	9,508
IT & integration services	239	14	2,909		—	(155)	3,006	—	(3)	3,004
Wholesale	1,959	780	34		1,077	(1,404)	7,933	—	—	7,933
Equipment sales	1,518	96	187		-	(6)	3,146	—	(0)	3,146
Other revenue	173	32	—		421	(142)	992	—	(1)	991
External	10,925	5,430	7,437		955	—	42,238	—	—	42,238
Inter-operating segments	126	216	383		543	(1,926)	4	—	(4)	—

December 31, 2018
Revenue(3)	11,023	5,190	7,292		1,534	(1,866)	41,384	—	(3)	41,381
Convergence services	2,610	—	—		—	—	7,068	—	—	7,068
Mobile services only	3,409	3,809	743		—	(37)	10,272	—	—	10,272
Fixed services only	1,193	435	3,997	(5)	—	(189)	9,604	—	—	9,604
IT & integration services	159	21	2,312		—	(141)	2,351	—	(2)	2,349
Wholesale	1,947	811	35		1,150	(1,354)	7,931	—	—	7,931
Equipment sales	1,552	85	205		—	(7)	3,245	—	—	3,245
Other revenue	153	29	—		384	(138)	913	—	(1)	912
External	10,900	4,980	6,914		972	—	41,381	—	—	41,381
Inter-operating segments	123	210	378		562	(1,866)	3	—	(3)	—

1.2    Segment revenue to consolidated net income in 2020

(in millions of euros)	France				Europe
			Other	Elimina-
			European	tions
		Spain	countries	Europe	Total

Revenue	18,461	4,951	5,638	(9)	10,580
External purchases	(7,101)	(2,774)	(3,194)	9	(5,959)
Other operating income	1,303	141	153	(0)	293
Other operating expenses	(592)	(185)	(173)	0	(358)
Labor expenses	(3,663)	(280)	(632)	—	(912)
Operating taxes and levies	(955)	(148)	(90)	—	(238)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(55)	—	—	—	—
Depreciation and amortization of right-of-use assets	(225)	(260)	(183)	—	(443)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(8)	(12)	(19)	—	(30)
EBITDAaL (1)	7,163	1,433	1,499	—	2,932
Significant litigations (1)	(199)	—	—	—	—
Specific labour expenses (1)	(7)	—	2	—	2
Fixed assets, investments and businesses portfolio review (1)	21	22	14	—	36
Restructuring programs costs (1)	(5)	(0)	(2)	—	(2)
Acquisition and integration costs (1)	(1)	—	(7)	—	(7)
Depreciation and amortization of fixed assets	(3,157)	(1,059)	(1,129)	—	(2,187)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(15)	0	(8)	—	(8)
Share of profits (losses) of associates and joint ventures	(1)	—	0	—	0
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	8	12	19	—	30
Operating Income	3,809	407	389	—	796
Cost of gross financial debt except financed assets
Interests on debts related to financed assets(3)
Gains (losses) on assets contributing to net financial debt
Foreign exchange gain (loss)
Interests on lease liabilities(3)
Other net financial expenses
Finance costs, net
Income Tax
Consolidated net income

(1)	See Note 1.9. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 69 million euros in 2020. The cost of risk is included in other operating expenses and amounts to (31) million euros in 2020.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)							Elimina-
							tions
			Interna-				telecom			Orange
			tional				activites /			consoli-
	Africa &		Carriers &	Elimination	Total	Mobile	mobile		Presenta-	dated
	Middle-		Shared	telecom	telecom	Financial	financial		tion adjust-	financial
	East	Enterprise	Services	activities	activities	Services (2)	services	Total	ments (3)	statements

Revenue	5,834	7,807	1,450	(1,855)	42,277	—	(7)	42,270	—	42,270
External purchases	(2,443)	(4,019)	(1,951)	3,891	(17,582)	(108)	6	(17,684)	(6)	(17,691)
Other operating income	76	161	2,076	(3,371)	539	75	(9)	604	—	604
Other operating expenses	(212)	(646)	(51)	1,335	(524)	(47)	11	(560)	(229)	(789)
Labor expenses	(514)	(2,027)	(1,274)	—	(8,390)	(75)	—	(8,465)	(25)	(8,490)
Operating taxes and levies	(552)	(102)	(75)	—	(1,923)	(1)	—	(1,924)	—	(1,924)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	228	228
Restructuring costs	—	—	—	—	—	—	—	—	(25)	(25)
Depreciation and amortization of financed assets	—	—	—	—	(55)	—	—	(55)	—	(55)
Depreciation and amortization of right-of-use assets	(158)	(145)	(410)	—	(1,380)	(3)	—	(1,384)	—	(1,384)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(57)	(57)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(67)	(5)	(9)	—	(120)	(0)	—	(120)	120	n/a
EBITDAaL (1)	1,964	1,023	(244)	—	12,839	(160)	1	12,680	6	n/a
Significant litigations (1)	—	—	(13)	—	(211)	—	—	(211)	211	n/a
Specific labour expenses (1)	(0)	2	(9)	—	(12)	(0)	—	(12)	12	n/a
Fixed assets, investments and businesses portfolio review (1)	6	14	151	—	228	—	—	228	(228)	n/a
Restructuring programs costs (1)	(5)	(9)	(59)	—	(80)	(3)	—	(83)	83	n/a
Acquisition and integration costs (1)	(2)	(6)	(15)	—	(32)	(5)	—	(37)	37	n/a
Depreciation and amortization of fixed assets	(1,011)	(410)	(342)	—	(7,106)	(28)	—	(7,134)	—	(7,134)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—	—	—	—	—	—
Impairment of fixed assets	(0)	—	(7)	—	(30)	—	—	(30)	—	(30)
Share of profits (losses) of associates and joint ventures	8	1	(9)	—	(2)	—	—	(2)	—	(2)
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	67	5	9	—	120	0	—	120	(120)	n/a
Operating Income	1,027	621	(538)	—	5,715	(195)	1	5,521	—	5,521
Cost of gross financial debt except financed assets										(1,099)
Interests on debts related to financed assets(3)										(1)
Gains (losses) on assets contributing to net financial debt										(1)
Foreign exchange gain (loss)										(103)
Interests on lease liabilities(3)										(120)
Other net financial expenses										11
Finance costs, net										(1,314)
Income Tax										848
Consolidated net income										5,055

1.3    Segment revenue to consolidated net income in 2019

(in millions of euros)	France				Europe
			Other
			European	Elimina-tions
		Spain	countries	Europe	Total
Revenue	18,154	5,280	5,783	(12)	11,051
External purchases	(7,036)	(2,907)	(3,318)	12	(6,213)
Other operating income	1,392	221	148	(0)	369
Other operating expenses	(553)	(207)	(173)	0	(380)
Labor expenses	(3,730)	(271)	(678)	—	(949)
Operating taxes and levies	(893)	(160)	(84)	—	(244)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—
Restructuring costs	—	—	—	—	—
Depreciation and amortization of financed assets	(14)	—	—	—	—
Depreciation and amortization of right-of-use assets	(175)	(298)	(168)	—	(466)
Impairment of right-of-use assets	—	—	—	—	—
Interests on debts related to financed assets(3)	(1)	—	—	—	—
Interests on lease liabilities(3)	(9)	(12)	(21)	—	(32)
EBITDAaL (1)	7,135	1,646	1,489	—	3,136
Significant litigations (1)	—	—	—	—	—
Specific labour expenses (1)	(32)	—	2	—	2
Fixed assets, investments and businesses portfolio review (1)	4	56	63	—	120
Restructuring programs costs (1)	(45)	(12)	(55)	—	(67)
Acquisition and integration costs (1)	—	—	(5)	—	(5)
Depreciation and amortization of fixed assets	(3,179)	(1,076)	(1,119)	—	(2,195)
Reclassification of translation adjustment from liquidated entities	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(1)	—	(15)	—	(15)
Share of profits (losses) of associates and joint ventures	—	—	1	—	1
Elimination of interests on debts related to financed assets(3)	1	—	—	—	—
Elimination of interests on lease liabilities(3)	9	12	21	—	32
Operating Income	3,892	626	383	—	1,009
Cost of gross financial debt except financed assets	—	—	—	—	—
Interests on debts related to financed assets(3)	—	—	—	—	—
Gains (losses) on assets contributing to net financial debt	—	—	—	—	—
Foreign exchange gain (loss)	—	—	—	—	—
Interests on lease liabilities(3)	—	—	—	—	—
Other net financial expenses	—	—	—	—	—
Effects resulting from BT sale	—	—	—	—	—
Finance costs, net	—	—	—	—	—
Income Taxes	—	—	—	—	—
Consolidated net income	—	—	—	—	—

(1)	See Note 1.9. for EBITDAaL adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 40 million euros in 2019. The cost of risk is included in other operating expenses and amounts to (10) million euros in 2019.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement. Interests on debts related to financed assets and interests on lease liabilities are included in segment EBITDAaL. They are excluded from segment operating income and included in net finance costs presented in the consolidated income statement.

(in millions of euros)	Africa &	Entreprise	Interna-tional	Elimina-tion	Total	Mobile	Elimina-tions	Total	Presenta-tion	Orange
	Middle-East		Carriers &	telecom	telecom	Financial	telecom		adjust-	consoli-
			Shared	activities	activities	Services(2)	activities/mobile		ments(3)	dated financial
			Services				financial services			statements
Revenue	5,646	7,820	1,498	(1,926)	42,242	—	(4)	42,238	—	42,238
External purchases	(2,451)	(3,991)	(2,041)	3,962	(17,769)	(96)	5	(17,860)	—	(17,860)
Other operating income	72	169	2,088	(3,396)	694	43	(17)	720	—	720
Other operating expenses	(245)	(634)	(63)	1,360	(515)	(29)	17	(527)	(72)	(599)
Labor expenses	(507)	(1,949)	(1,261)	—	(8,397)	(73)	—	(8,470)	(24)	(8,494)
Operating taxes and levies	(495)	(115)	(80)	—	(1,827)	(1)	—	(1,827)	—	(1,827)
Gains (losses) on disposal of fixed assets, investments and activities	—	—	—	—	—	—	—	—	277	277
Restructuring costs	—	—	—	—	—	—	—	—	(132)	(132)
Depreciation and amortization of financed assets	—	—	—	—	(14)	—	—	(14)	—	(14)
Depreciation and amortization of right-of-use assets	(135)	(104)	(391)	—	(1,272)	(3)	—	(1,274)	—	(1,274)
Impairment of right-of-use assets	—	—	—	—	—	—	—	—	(33)	(33)
Interests on debts related to financed assets(3)	—	—	—	—	(1)	—	—	(1)	1	n/a
Interests on lease liabilities(3)	(72)	(4)	(10)	—	(128)	—	—	(129)	129	n/a
EBITDAaL (1)	1,814	1,191	(261)	—	13,015	(160)	1	12,856	144	n/a
Significant litigations (1)	—	—	(49)	—	(49)	—	—	(49)	49	n/a
Specific labour expenses (1)	—	1	6	—	(23)	—	—	(23)	23	n/a
Fixed assets, investments and businesses portfolio review (1)	(19)	—	172	—	277	—	—	277	(277)	n/a
Restructuring programs costs (1)	(4)	(16)	(31)	—	(163)	(2)	—	(165)	165	n/a
Acquisition and integration costs (1)	—	(11)	(8)	—	(24)	—	—	(24)	24	n/a
Depreciation and amortization of fixed assets	(972)	(399)	(340)	—	(7,086)	(24)	—	(7,110)	—	(7,110)
Reclassification of translation adjustment from liquidated entities	2	—	10	—	12	—	—	12	—	12
Impairment of goodwill	(54)	—	—	—	(54)	—	—	(54)	—	(54)
Impairment of fixed assets	89	1	(1)	—	73	—	—	73	—	73
Share of profits (losses) of associates and joint ventures	12	1	(7)	—	8	—	—	8	—	8
Elimination of interests on debts related to financed assets(3)	—	—	—	—	1	—	—	1	(1)	n/a
Elimination of interests on lease liabilities(3)	72	4	10	—	128	—	—	129	(129)	n/a
Operating Income	940	772	(499)	—	6,114	(186)	1	5,930	—	5,930
Cost of gross financial debt except financed assets	—	—	—		—	—	—	—	—	(1,108)
Interests on debts related to financed assets(3)	—	—	—		—	—	—	—	—	(1)
Gains (losses) on assets contributing to net financial debt	—	—	—		—	—	—	—	—	5
Foreign exchange gain (loss)	—	—	—		—	—	—	—	—	76
Interests on lease liabilities(3)	—	—	—		—	—	—	—	—	(129)
Other net financial expenses	—	—	—		—	—	—	—	—	15
Effects resulting from BT sale	—	—	—		—	—	—	—	—	(119)
Finance costs, net	—	—	—		—	—	—	—	—	(1,261)
Income Taxes	—	—	—		—	—	—	—	—	(1,447)
Consolidated net income	—	—	—		—	—	—	—	—	3,222

1.4    Segment revenue to segment operating income in 2018

(in millions of euros)	France				Europe
			Other
			European	Elimina-tions
		Spain	countries	Europe	Total
December 31, 2018
Revenue	18,211	5,349	5,687	(13)	11,023
External purchases	(7,167)	(3,204)	(3,412)	15	(6,601)
Other operating income	1,377	155	130	(2)	283
Other operating expenses	(535)	(211)	(168)	—	(379)
Labor expenses	(3,833)	(263)	(681)	—	(944)
Operating taxes and levies	(977)	(161)	(93)	—	(254)
Gains (losses) on disposal of fixed assets, investments and activities	—	35	45	—	80
Restructuring and integration costs	—	—	—	—	—
Adjusted EBITDA(1)	7,076	1,700	1,508	—	3,208
Significant litigations	—	(31)	—	—	(31)
Specific labour expenses	(614)	—	—	—	—
Investments and businesses portfolio review	—	—	—	—	—
Restructuring and integration costs	(114)	(9)	(6)	—	(15)
Reported EBITDA(1)	6,348	1,660	1,502	—	3,162
Depreciation and amortization	(3,148)	(1,105)	(1,164)	—	(2,269)
Reclassification of cumulative translation adjustment from liquidated entities	—	—	—	—	—
Impairment of goodwill	—	—	—	—	—
Impairment of fixed assets	(2)	—	1	—	1
Share of profits (losses) of associates and joint ventures	—	—	—	—	—
Operating income	3,198	555	339	—	894

(1)	See Note 1.9. for EBITDA adjustments.
(2)	Mobile Financial Services's net banking income is recognized in other operating income and amounts to 43 million euros in 2018. The cost of risk is included in other operating expenses and amounts to (7) million euros in 2018.
(3)	Presentation adjustments allow the reallocation of the lines of specific items identified in the segment information to the operating revenue and expense lines presented in the consolidated income statement.
(4)	In 2018, mainly related to the effect of the three-year extension of the 2015 French part-time for seniors plans (see Note 7.2).

(in millions of euros)	Africa &	Enterprise	International	Elimina-tion	Total	Mobile	Elimina-tions	Total		Presenta-tion	Orange
	Middle-East		Carriers &	telecom	telecom	Financial	telecom			adjust-ments(3)	consolidated
			Shared	activities	activities	Services (2)	activities/mobile				financial
			Services				financial services				statements
December 31, 2018
Revenue	5,190	7,292	1,534	(1,866)	41,384	—	(3)	41,381		—	41,381
External purchases	(2,521)	(3,696)	(2,469)	3,975	(18,479)	(87)	3	(18,563)		—	(18,563)
Other operating income	68	148	2,146	(3,466)	556	44	(20)	580		—	580
Other operating expenses	(231)	(661)	(35)	1,357	(484)	(33)	21	(496)		(9)	(505)
Labor expenses	(468)	(1,718)	(1,235)	—	(8,198)	(70)	—	(8,268)		(806)	(9,074)
Operating taxes and levies	(391)	(120)	(66)	—	(1,808)	(1)	—	(1,809)		(31)	(1,840)
Gains (losses) on disposal of fixed assets, investments and activities	20	—	80	—	180	—	—	180		17	197
Restructuring and integration costs	—	—	—	—	—	—	—	—		(199)	(199)
Adjusted EBITDA(1)	1,667	1,245	(45)	—	13,151	(147)	1	13,005		(1,028)	—
Significant litigations	—	—	(2)	—	(33)	—	—	(33)		33	—
Specific labour expenses	—	(68)	(129)	—	(811)	(1)	—	(812)	(4)	812	—
Investments and businesses portfolio review	—	—	17	—	17	—	—	17		(17)	—
Restructuring and integration costs	(12)	(24)	(35)	—	(200)	—	—	(200)		200	—
Reported EBITDA(1)	1,655	1,153	(194)	—	12,124	(148)	1	11,977		—	11,977
Depreciation and amortization	(906)	(387)	(316)	—	(7,026)	(21)	—	(7,047)		—	(7,047)
Reclassification of cumulative translation adjustment from liquidated entities	—	—	1	—	1	—	—	1		—	1
Impairment of goodwill	(56)	—	—	—	(56)	—	—	(56)		—	(56)
Impairment of fixed assets	(46)	—	(2)	—	(49)	—	—	(49)		—	(49)
Share of profits (losses) of associates and joint ventures	12	(1)	(8)	—	3	—	—	3		—	3
Operating income	659	765	(519)	—	4,997	(169)	1	4,829		—	4,829

1.5    Segment investments

(in millions of euros)	France	Spain	Other	Elimina-
			European	tions
			countries	Europe
December 31, 2020
eCapex (1)	3,748	969	878	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	136	75	22	—
Telecommunications licenses	876	6	67	—
Financed assets	241	—	—	—
Total investments (5)	5,001	1,050	967	—

December 31, 2019
eCapex (1)	4,052	812	869	—
Elimination of proceeds from sales of property, plant and equipment and intangible assets	95	185	103	—
Telecommunications licenses	0	298	9	—
Financed assets	144	—	—	—
Total investments (6)	4,291	1,296	982	—

December 31, 2018
Capex (2)	3,656	1,120	953	—
Telecommunications licenses	(1)	149	10	—
Finance leases	1	70	32	—
Total investments (7)	3,656	1,339	995	—

(1)	See Note 1.9. for eCapex definition.
(2)	See Note 1.9. for Capex definition.
(3)	Including investments in intangible assets and property, plant and equipment in France for 218 million euros in 2020, 254 million euros in 2019 and 275 million euros in 2018.
(4)	Including investments in intangible assets and property, plant and equipment in France for 303 million euros in 2020, 336 million euros in 2019 and 312 million euros in 2018.
(5)	Including 2,940 million euros for other intangible assets and 5,848 million euros for tangible assets.
(6)	Including 2,385 million euros for other intangible assets and 6,181 million euros for tangible assets.
(7)	Including 1,895 million euros for other intangible assets and 5,883 million euros for tangible assets.

(in millions of euros)	Europe	Africa &	Enterprise (3)	International	Eliminations	Total	Mobile	Eliminations	Orange
	Total	Middle-East		Carriers	telecom	telecom	Financial	telecom	consolidated
				& Shared	activities	activities	Services	activities /	financial
				Services (4)	and			mobile	statements
					unallocated			financial
					items			services

December 31, 2020
eCapex (1)	1,847	1,036	339	133	—	7,102	30	—	7,132
Elimination of proceeds from sales of property, plant and equipment and intangible assets	97	9	23	180	—	444	—	—	444
Telecommunications licenses	73	20	0	0	—	969	—	—	969
Financed assets	—	—	—	—	—	241	—	—	241
Total investments (5)	2,017	1,065	362	313	—	8,757	30	—	8,787

December 31, 2019
eCapex (1)	1,681	987	404	141	—	7,265	28	—	7,293
Elimination of proceeds from sales of property, plant and equipment and intangible assets	289	13	5	208	—	610	—	—	610
Telecommunications licenses	308	212	0	0	—	519	—	—	519
Financed assets	—	—	—	—	—	144	—	—	144
Total investments (6)	2,277	1,211	410	348	—	8,538	28	—	8,565

December 31, 2018
Capex (2)	2,073	1,008	353	316	—	7,406	36	—	7,442
Telecommunications licenses	159	42	—	—	—	200	—	—	200
Finance leases	102	2	31	—	—	136	—	—	136
Total investments (7)	2,334	1,052	384	316	—	7,742	36	—	7,778

1.6    Segment assets

(in millions of euros)	France	Spain	Other
			European	Elimina-tions
			countries	Europe
December 31, 2020
Goodwill	14,364	6,872	2,640	—
Other intangible assets	4,957	1,852	1,795	—
Property, plant and equipment	16,038	3,750	3,903	—
Right-of-use assets	1,523	1,129	1,052	—
Interests in associates and joint ventures	9	—	5	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	9	17	25	—
Total non-current assets	36,900	13,619	9,421	—
Inventories	361	57	162	—
Trade receivables	1,975	645	1,046	(0)
Other customer contract assets	386	154	367	—
Prepaid expenses	53	492	51	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	803	117	79	—
Total current assets	3,578	1,465	1,705	(0)
Total assets	40,477	15,085	11,126	(0)

December 31, 2019
Goodwill	14,364	6,872	2,665	—
Other intangible assets	3,968	1,961	1,941	—
Property, plant and equipment	15,308	3,673	4,109	—
Right-of-use assets	1,174	1,123	1,068	—
Interests in associates and joint ventures	3	—	5	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	10	17	22	—
Total non-current assets	34,827	13,645	9,811	—
Inventories	463	61	149	—
Trade receivables	1,477	667	1,210	3
Other customer contract assets	432	150	380	—
Prepaid expenses	41	401	43	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	699	62	74	—
Total current assets	3,113	1,341	1,855	3
Total assets	37,940	14,986	11,666	3

December 31, 2018
Goodwill	14,364	6,840	2,581	—
Other intangible assets	3,921	1,778	2,015	—
Property, plant and equipment	14,306	3,730	4,150	—
Interests in associates and joint ventures	—	1	4	—
Non-current assets included in the calculation of net financial debt	—	—	—	—
Other	11	17	15	—
Total non-current assets	32,602	12,366	8,765	—
Inventories	505	79	171	—
Trade receivables	1,506	699	1,227	2
Other customer contract assets	443	140	363	—
Prepaid expenses	68	241	35	—
Current assets included in the calculation of net financial debt	—	—	—	—
Other	776	60	75	(1)
Total current assets	3,298	1,219	1,871	1
Total assets	35,900	13,585	10,636	1

(1)	Including intangible and tangible assets for 573 million euros in France in 2020, 642 million euros in 2019 and 632 million euros in 2018.
(2)	Including intangible and tangible assets for 1,731 million euros in France in 2020, 1,736 million euros in 2019 and 2,151 million euros in 2018. Intangible assets also include the Orange brand for 3,133 million euros.

(in millions of euros)	Europe	Africa &	Enterprise		International		Eliminations		Total	Mobile		Eliminations	Orange
	Total	Middle-East			Carriers		telecom		telecom	Financial		telecom	consolidated
					& Shared		activities		activities	Services		activities /	financial
					Services		and					mobile	statements
							unallocated					financial
							items					services

December 31, 2020
Goodwill	9,512	1,443	2,225		18		—		27,561	35		—	27,596
Other intangible assets	3,647	2,046	640	(1)	3,753	(2)	—		15,042	93		—	15,135
Property, plant and equipment	7,653	3,751	488	(1)	1,139	(2)	—		29,069	6		—	29,075
Right-of-use assets	2,181	921	456		1,898		—		6,979	30		—	7,009
Interests in associates and joint ventures	5	70	2		12		0		98	—		—	98
Non-current assets included in the calculation of net financial debt	—	—	—		—		774		774	—		—	774
Other	42	26	31		20		1,633		1,760	1,219	(4)	(27)	2,952
Total non-current assets	23,040	8,257	3,840		6,840		2,406		81,283	1,383		(27)	82,639
Inventories	219	77	57		100		—		814	—		—	814
Trade receivables	1,691	769	1,081		890		(761)		5,645	30		(55)	5,620
Other customer contract assets	521	13	317		—		—		1,236	—		—	1,236
Prepaid expenses	542	131	77		66		(28)		841	9		(1)	850
Current assets included in the calculation of net financial debt	—	—	—		—		11,260		11,260	—		—	11,260
Other	197	1,196	200		386		155		2,937	2,381	(5)	(4)	5,313
Total current assets	3,170	2,185	1,733		1,442		10,627		22,734	2,421		(61)	25,094
Total assets	26,210	10,442	5,573		8,282		13,033		104,017	3,804		(88)	107,733

December 31, 2019
Goodwill	9,537	1,481	2,245		18		—		27,644	—		—	27,644
Other intangible assets	3,903	2,318	695	(1)	3,766	(2)	—		14,649	88		—	14,737
Property, plant and equipment	7,782	3,674	526	(1)	1,128	(2)	—		28,418	5		—	28,423
Right-of-use assets	2,190	1,107	387		1,815		—		6,674	26		—	6,700
Interests in associates and joint ventures	5	84	1		10		0		103	—		—	103
Non-current assets included in the calculation of net financial debt	—	—	—		—		685		685	—		—	685
Other	39	22	25		19		2,104	(3)	2,219	1,268	(4)	(27)	3,460
Total non-current assets	23,456	8,686	3,878		6,757		2,789		80,394	1,387		(27)	81,753
Inventories	211	76	60		96		—		906	—		—	906
Trade receivables	1,879	720	1,067		974		(773)		5,343	1		(24)	5,320
Other customer contract assets	529	11	237		—		—		1,209	—		—	1,209
Prepaid expenses	444	87	143		26		(16)		725	5		(0)	730
Current assets included in the calculation of net financial debt	—	—	—		—		10,820		10,820	—		—	10,820
Other	136	968	216		330		145		2,494	3,511	(5)	(3)	6,002
Total current assets	3,199	1,862	1,723		1,426		10,176		21,498	3,517		(28)	24,987
Total assets	26,655	10,549	5,601		8,182		12,965		101,892	4,904		(55)	106,741

December 31, 2018
Goodwill	9,421	1,542	1,830		17		—		27,174	—		—	27,174
Other intangible assets	3,793	2,106	388	(1)	3,780	(2)	1		13,989	84		—	14,073
Property, plant and equipment	7,880	3,443	540	(1)	1,519	(2)	—		27,688	5		—	27,693
Interests in associates and joint ventures	5	82	—		17		—		104	—		—	104
Non-current assets included in the calculation of net financial debt	—	—	—		—		816		816	—		—	816
Other	32	23	23		19		3,123	(3)	3,231	1,637	(4)	(27)	4,841
Total non-current assets	21,131	7,196	2,781		5,352		3,940		73,002	1,726		(27)	74,701
Inventories	249	82	49		79		—		965	—		—	965
Trade receivables	1,928	761	821		946		(633)		5,329	—		(34)	5,295
Other customer contract assets	503	8	212		—		—		1,166	—		—	1,166
Prepaid expenses	276	89	71		82		(17)		569	2		—	571
Current assets included in the calculation of net financial debt	—	—	—		—		7,886		7,886	—		—	7,886
Other	135	811	174		374		52		2,321	3,687	(5)	—	6,008
Total current assets	3,091	1,751	1,327		1,481		7,288		18,236	3,689		(34)	21,891
Total assets	24,222	8,947	4,108		6,833		11,228		91,238	5,415		(61)	96,592

(3)	Including BT shares in the amount of 659 million euros in 2018. All BT shares have been sold in 2019 (see Note 13.7).
(4)	Including 1,210 million euros of non-current financial assets related to Mobile Financial Services in 2020, 1,259 million euros in 2019 and 1,617 million euros in 2018 (see Note 17.1.1).
(5)	Including 2,077 million euros of current financial assets related to Mobile Financial Services in 2020 (of which 183 million euros related to trade receivables sold by Orange Spain), 3,098 million euros in 2019 and 3,075 million euros in 2018 (see Note 17.1.1).

1.7    Segment equity and liabilities

(in millions of euros)	France	Spain	Other
			European	Elimina-tions
			countries	Europe
December 31, 2020
Equity	—	—	—	—
Non-current lease liabilities	1,238	977	904	—
Non-current fixed assets payables	613	339	186	—
Non-current employee benefits	1,171	9	15	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	583	65	302	—
Total non-current liabilities	3,606	1,389	1,407	—
Current lease liabilities	240	277	186	—
Current fixed assets payables	1,564	655	413	—
Trade payables	2,646	987	880	(0)
Customer contracts liabilities	940	103	303	—
Current employee benefits	1,166	38	101	—
Deferred income	2	114	5	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	670	131	242	—
Total current liabilities	7,229	2,304	2,129	(0)
Total equity and liabilities	10,835	3,692	3,536	(0)

December 31, 2019
Equity	—	—	—	—
Non-current lease liabilities	961	945	902	—
Non-current fixed assets payables	35	366	251	—
Non-current employee benefits	1,461	17	34	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	574	80	301	—
Total non-current liabilities	3,030	1,409	1,487	—
Current lease liabilities	170	284	192	—
Current fixed assets payables	1,144	563	407	—
Trade payables	2,682	1,051	935	3
Customer contracts liabilities	1,015	98	335	—
Current employee benefits	1,224	33	110	—
Deferred income	2	—	6	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	781	178	268	—
Total current liabilities	7,017	2,207	2,252	3
Total equity and liabilities	10,047	3,616	3,739	3

December 31, 2018
Equity	—	—	—	—
Non-current fixed assets payables	48	119	291	—
Non-current employee benefits	1,726	11	33	—
Non-current liabilities included in the calculation of net financial debt	—	—	—	—
Other	635	126	243	—
Total non-current liabilities	2,409	256	567	—
Current fixed assets payables	1,116	598	398	—
Trade payables	2,598	1,055	926	2
Customer contracts liabilities	1,091	66	322	—
Current employee benefits	1,307	38	102	—
Deferred income	2	—	3	—
Current liabilities included in the calculation of net financial debt	—	—	—	—
Other	846	148	253	(1)
Total current liabilities	6,960	1,905	2,004	1
Total equity and liabilities	9,369	2,161	2,571	1

(1)	Including in 2020, 27 million euros of non-current financial liabilities, 101 million euros in 2019 and 90 million euros in 2018.
(2)	Including in 2020, 3,128 million euros of current financial liabilities related to Mobile Financial Services activities, 4,280 million euros in 2019 and 4,835 million euros in 2018 (see Note 17.1).

(in millions of euros)	Europe	Africa &	Enterprise	International	Eliminations	Total	Mobile		Eliminations	Orange
	Total	Middle-East		Carriers	telecom	telecom	Financial		telecom	consolidated
				& Shared	activities	activities	Services		activities /	financial
				Services	and				mobile	statements
					unallocated				financial
					items				services

December 31, 2020
Equity	—	—	—	—	37,251	37,251	(213)		—	37,038
Non-current lease liabilities	1,881	825	346	1,553	—	5,843	31		—	5,875
Non-current fixed assets payables	525	153	—	—	—	1,291	—		—	1,291
Non-current employee benefits	23	72	242	684	0	2,194	8		—	2,202
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	30,858	30,858	—		—	30,858
Other	367	69	39	44	990	2,092	110	(1)	(27)	2,175
Total non-current liabilities	2,796	1,119	628	2,282	31,847	42,278	150		(27)	42,401
Current lease liabilities	463	141	118	529	—	1,491	5		—	1,496
Current fixed assets payables	1,068	523	60	135	(1)	3,349	—		—	3,349
Trade payables	1,867	1,066	745	848	(761)	6,411	120		(55)	6,475
Customer contracts liabilities	405	126	422	119	(27)	1,985	—		(1)	1,984
Current employee benefits	138	72	415	374	(0)	2,166	27		—	2,192
Deferred income	119	36	1	6	(0)	165	—		—	165
Current liabilities included in the calculation of net financial debt	—	—	—	—	5,207	5,207	—		(2)	5,205
Other	373	1,435	257	900	80	3,714	3,715	(2)	(2)	7,427
Total current liabilities	4,432	3,398	2,019	2,911	4,498	24,488	3,867		(61)	28,294
Total equity and liabilities	7,229	4,517	2,647	5,193	73,596	104,017	3,804		(88)	107,733

December 31, 2019
Equity	—	—	—	—	34,428	34,428	(16)		—	34,412
Non-current lease liabilities	1,847	979	288	1,490	—	5,564	29		—	5,593
Non-current fixed assets payables	616	166	—	—	—	817	—		—	817
Non-current employee benefits	51	68	264	702	—	2,544	9		—	2,554
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	33,562	33,562	—		—	33,562
Other	382	55	39	55	849	1,954	109	(1)	(27)	2,035
Total non-current liabilities	2,896	1,268	590	2,247	34,411	44,441	147		(27)	44,561
Current lease liabilities	477	157	110	422	—	1,335	4		—	1,339
Current fixed assets payables	970	529	72	135	(1)	2,848	—		—	2,848
Trade payables	1,989	1,136	784	763	(773)	6,581	125		(24)	6,682
Customer contracts liabilities	433	123	412	126	(15)	2,094	—		(0)	2,093
Current employee benefits	142	71	407	411	—	2,254	6		—	2,261
Deferred income	6	36	1	7	(0)	51	—		—	51
Current liabilities included in the calculation of net financial debt	—	—	—	—	3,950	3,950	—		(3)	3,947
Other	446	1,211	283	846	341	3,908	4,638	(2)	(0)	8,545
Total current liabilities	4,461	3,264	2,068	2,711	3,501	23,021	4,773		(28)	27,767
Total equity and liabilities	7,357	4,532	2,658	4,958	72,340	101,892	4,904		(55)	106,741

December 31, 2018
Equity	—	—	—	—	33,151	33,151	98		—	33,249
Non-current fixed assets payables	410	154	—	—	—	612	—		—	612
Non-current employee benefits	44	64	264	717	—	2,815	8		—	2,823
Non-current liabilities included in the calculation of net financial debt	—	—	—	—	27,461	27,461	—		—	27,461
Other	369	59	46	180	791	2,080	98	(1)	(27)	2,151
Total non-current liabilities	823	277	310	897	28,252	32,968	106		(27)	33,047
Current fixed assets payables	996	528	58	138	(1)	2,835	—		-	2,835
Trade payables	1,983	1,081	689	917	(633)	6,635	135		(34)	6,736
Customer contracts liabilities	389	127	283	129	(16)	2,002	—		—	2,002
Current employee benefits	140	68	398	471	—	2,384	8		—	2,392
Deferred income	3	44	2	7	—	58	—		—	58
Current liabilities included in the calculation of net financial debt	—	—	—	—	7,403	7,403	—		—	7,403
Other	400	1,069	273	833	382	3,803	5,067	(2)	—	8,870
Total current liabilities	3,911	2,917	1,703	2,495	7,135	25,120	5,210		(34)	30,296
Total equity and liabilities	4,734	3,194	2,013	3,392	68,538	91,239	5,414		(61)	96,592

1.8    Simplified statement of cash flows on telecommunication and Mobile Financial Services activities

	2020
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated financial
				mobile financial	statement
(in millions of euros)				services
Operating activities
Consolidated net income	5,252		(196)	—	5,055
Non-monetary items and reclassified items for presentation	10,238		70	1	10,309
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	72		—	—	72
Decrease (increase) in trade receivables, gross	(483)		(28)	23	(488)
Increase (decrease) in trade payables	(85)		(14)	(22)	(122)
Changes in other customer contract assets and liabilities	(40)		—	(1)	(41)
Changes in other assets and liabilities	36		(98)	—	(62)
Other net cash out
Operating taxes and levies paid	(1,931)		2	—	(1,929)
Dividends received	6		—	—	6
Interest paid and interest rates effects on derivatives, net	(1,265)	(1)	2	(1)	(1,264)
Tax dispute for fiscal years 2005-2006	2,246		—	—	2,246
Income tax paid excluding the effect of the fiscal litigation for years 2005-2006	(1,085)		(1)	—	(1,086)
Net cash provided by operating activities (a)	12,961	(2)	(263)	(1)	12,697

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets (3)	(7,146)		(30)	—	(7,176)
Purchases of property, plant and equipment and intangible assets	(8,516)		(30)	—	(8,546)
Increase (decrease) in fixed assets payables	958		—	—	958
Investing donations received in advance	39		—	—	39
Sales of property, plant and equipment and intangible assets	374		—	—	374
Cash paid for investment securities, net of cash acquired	(16)		(32)	—	(49)
Investments in associates and joint ventures	(7)		—	—	(7)
Purchases of equity securities measured at fair value	(65)		(1)	—	(67)
Proceeds from sales of investment securities, net of cash transferred	5		14	—	19
Decrease (increase) in securities and other financial assets	1,596		121	(2)	1,716
Net cash used in investing activities (b)	(5,634)		72	(2)	(5,564)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	2,694		—	—	2,694
Medium and long-term debt redemptions and repayments	(3,476)	(4)	—	—	(3,476)
Increase (decrease) of bank overdrafts and short-term borrowings	(299)	(5)	(116)	2	(413)
Decrease (increase) of cash collateral deposits	(749)		1	—	(747)
Exchange rates effects on derivatives, net	37		—	—	37
Other cash flows
Repayments of lease liabilities	(1,394)		(4)	—	(1,398)
Subordinated notes issuances (purchases)	(12)		—	—	(12)
Coupon and other fees on subordinated notes issuance	(280)		—	—	(280)
Other proceeds (purchases) from treasury shares	7		—	—	7
Capital increase (decrease) - non-controlling interests (6)	(195)		197	—	2
Changes in ownership interests with no gain / loss of control	(3)		—	—	(3)
Dividends paid to owners of the parent company	(1,595)		—	—	(1,595)
Dividends paid to non-controlling interests	(225)		(1)	—	(226)
Net cash used in financing activities (c)	(5,490)		78	2	(5,410)

Cash and cash equivalents in the opening balance	6,112		369	—	6,481
Cash change in cash and cash equivalents (a) + (b) + (c)	1,839		(115)	—	1,724
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	(59)		—	—	(59)
Cash and cash equivalents in the closing balance	7,891		254	—	8,145

	2019
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated financial
				mobile financial	statement
(in millions of euros)				services
Operating activities
Consolidated net income	3,407		(185)	—	3,222
Non-monetary items and reclassified items for presentation	12,128		91	1	12,221
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	69		—	—	69
Decrease (increase) in trade receivables, gross	(34)		(1)	(10)	(45)
Increase (decrease) in trade payables	(92)		(3)	10	(85)
Changes in other customer contract assets and liabilities	(59)		—	(0)	(60)
Changes in other assets and liabilities	(87)		(726)	—	(813)
Other net cash out
Operating taxes and levies paid	(1,939)		(0)	—	(1,939)
Dividends received	17		—	—	17
Interest paid and interest rates effects on derivatives, net	(1,317)	(1)	(0)	(1)	(1,318)
Income tax paid	(1,079)		0	—	(1,079)
Net cash provided by operating activities (a)	11,014	(2)	(824)	—	10,190
Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(7,555)		(28)	—	(7,582)
Purchases of property, plant and equipment and intangible assets	(8,394)		(28)	—	(8,422)
Increase (decrease) in fixed assets payables	179		(0)	—	179
Investing donations received in advance	32		—	—	32
Sales of property, plant and equipment and intangible assets	628		—	—	628
Cash paid for investment securities, net of cash acquired	(559)		—	—	(559)
Investments in associates and joint ventures	(2)		—	—	(2)
Purchases of equity securities measured at fair value	(39)		(5)	—	(44)
Sales of investment securities, net of cash transferred	529		—	—	529
Decrease (increase) in securities and other financial assets	(2,082)		368	3	(1,711)
Net cash used in investing activities (b)	(9,707)		335	3	(9,370)
Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	8,351		—	—	8,351
Medium and long-term debt redemptions and repayments	(4,650)	(4)	—	—	(4,650)
Increase (decrease) of bank overdrafts and short-term borrowings	(1,082)		140	(3)	(945)
Decrease (increase) of cash collateral deposits	609		(19)	—	590
Exchange rates effects on derivatives, net	26		—	—	26
Other cash flows
Repayments of lease liabilities	(1,426)		(4)	—	(1,429)
Subordinated notes issuances (purchases) and other related fees	419		—	—	419
Coupon on subordinated notes	(276)		—	—	(276)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(27)		—	—	(27)
Other proceeds (purchases) from treasury shares	(7)		—	—	(7)
Capital increase (decrease) - non-controlling interests (6)	(108)		187	—	79
Changes in ownership interests with no gain / loss of control	(7)		—	—	(7)
Dividends paid to owners of the parent company	(1,857)		—	—	(1,857)
Dividends paid to non-controlling interests	(243)		—	—	(243)
Net cash used in financing activities (c)	(278)		305	(3)	24
Cash and cash equivalents in the opening balance	5,081		553	—	5,634
Cash change in cash and cash equivalents (a) + (b) + (c)	1,029		(185)	—	844
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	3		—	—	3
Cash and cash equivalents in the closing balance	6,112		369	—	6,481

	2018
	Telecom		Mobile	Eliminations	Orange
	activities		Financial	telecom	consoli-
			Services	activities /	dated
				mobile financial	financial
(in millions of euros)				services	statement
Operating activities
Consolidated net income	2,326		(168)	—	2,158
Non-monetary items and reclassified items for presentation	11,457		40	—	11,497
Changes in working capital and operating banking activities
Decrease (increase) in inventories, gross	(152)		—	—	(152)
Decrease (increase) in trade receivables, gross	(122)		—	25	(97)
Increase (decrease) in trade payables	158		44	(25)	177
Changes in other customer contract assets and liabilities	12		—	—	12
Changes in other assets and liabilities	(95)		(81)	—	(176)
Other net cash out
Operating taxes and levies paid	(1,776)		(1)	—	(1,777)
Dividends received	51		—	—	51
Interest paid and interest rates effects on derivatives, net	(1,259)		—	—	(1,259)
Income tax paid	(928)		—	—	(928)
Net cash provided by operating activities (a)	9,672	(2)	(166)	—	9,506

Investing activities
Purchases (sales) of property, plant and equipment and intangible assets(3)	(7,655)		(37)	—	(7,692)
Purchases of property, plant and equipment and intangible assets	(7,606)		(36)	—	(7,642)
Increase (decrease) in fixed assets payables	(288)		(1)	—	(289)
Investing donations received in advance	47		—	—	47
Sales of property, plant and equipment and intangible assets	192		—	—	192
Cash paid for investment securities, net of cash acquired	(284)		—	—	(284)
Investments in associates and joint ventures	(6)		—	—	(6)
Purchases of equity securities measured at fair value	(90)		(14)	—	(104)
Sales of investment securities, net of cash transferred	110		—	—	110
Decrease (increase) in securities and other financial assets	(501)		77	(152)	(576)
Net cash used in investing activities (b)	(8,426)		26	(152)	(8,552)

Financing activities
Cash flows from financing activities
Medium and long-term debt issuances	5,214		—	—	5,214
Medium and long-term debt redemptions and repayments	(4,095)	(4)	—	—	(4,095)
Increase (decrease) of bank overdrafts and short-term borrowings	(251)		56	152	(43)
Decrease (increase) of cash collateral deposits	203		5	—	208
Exchange rates effects on derivatives, net	7		—	—	7
Other cash flows
Coupon on subordinated notes	(280)		—	—	(280)
Purchases of treasury shares - Orange Vision 2020 free share award plan	(101)		—	—	(101)
Other proceeds (purchases) from treasury shares	3		—	—	3
Capital increase (decrease) - non-controlling interests(6)	(87)		155	—	68
Changes in ownership interests with no gain / loss of control	(6)		—	—	(6)
Dividends paid to owners of the parent company	(1,860)		—	—	(1,860)
Dividends paid to non-controlling interests	(246)		—	—	(246)
Net cash used in financing activities (c)	(1,499)		216	152	(1,131)

Cash and cash equivalents in the opening balance	5,333		477	—	5,810
Cash change in cash and cash equivalents (a) + (b) + (c)	(253)		76	—	(177)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	1		—	—	1
Cash and cash equivalents in the closing balance	5,081		553	—	5,634

(1)	Including interests paid on lease liabilities for (131) million euros in 2020 and (104) million euros in 2019 and interests paid on financed asset liabilities for (1) million euro in 2020 and 2019.
(2)	Including significant litigations paid and received for (2,217) million euros in 2020, 5 million euros in 2019 and (174) million euros in 2018.
(3)	Including telecommunication licenses paid for (351) million euros in 2020, (334) million euros in 2019 and (422) million euros in 2018.
(4)	Including repayments of debts relating to financed assets for (60) million euros in 2020 and (17) million euros in 2019. In 2018, included repayments of finance leases liabilities for (123) million euros.
(5)	Including redemption of subordinated notes reclassified in 2019 as short-term borrowings of (500) million euros in 2020.
(6)	Including 197 million euros in 2020, 122 million euros in 2019 and 101 million euros in 2018 in Orange Bank share capital invested by Orange.

The table below shows the reconciliation between net cash provided by operating activities (telecom activities), as shown in the simplified statement of cash flows, and organic cash flow from telecom activities.

	2020	2019	2018
Net cash provided by operating activities (telecom activities) (1)	12,961	11,014	9,672
Purchases (sales) of property, plant and equipment and intangible assets	(7,146)	(7,555)	(7,655)
Repayments of lease liabilities (1)	(1,394)	(1,426)	—
Repayments of finance lease liabilities	—	—	(123)
Repayments of debts relating to financed assets	(60)	(17)	—
Elimination of telecommunication licenses paid	351	334	422
Elimination of significant litigation paid (and received) (2)	(2,217)	(5)	174
Organic cash flow from telecom activities	2,494	2,345	2,490

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).
(2)	Including the tax income received of 2,246 million euros relating to the tax dispute for fiscal years 2005-2006.

1.9    Definition of operating segments and performance indicators

Change in the presentation of segment information in 2020

The new organization of the Orange group’s Executive Committee, in place since September 1, 2020, led the Group to review the presentation of its segment information without modifying the definition of business segments and Cash Generating Units (CGUs).

In this context, Spain has been included in the Europe aggregate; the segment data presented for 2019 and 2018 take this change into account.

It should also be noted that the Orange Bank business segment has been renamed Mobile Financial Services to reflect the gradual integration of new activities within the segment.

The decisions regarding the allocation of resources and the performance assessment of the component parts of Orange (hereinafter referred to as “the Group”) are made by the Chairman and Chief Executive Officer (main operational decision-maker) at business segment level, mainly consisting of the geographical establishments.

The business segments are:

–  France (Enterprise excluded);

–  Spain and each of the Other European countries (including the business segments Poland, Belgium and Luxembourg and each of the Central European countries). The Europe aggregate thus presents all the business segments in this region;

–   the Sonatel subgroup (grouping together Sonatel in Senegal, Orange Mali, Orange Bissau, Orange in Guinea and Orange in Sierra Leone), the Côte d’Ivoire subgroup (including the Orange Côte d’Ivoire entities, Orange in Burkina Faso and Orange in Liberia) and each of the other countries in Africa and Middle East. The Africa and Middle East aggregate thus presents all the business segments in this region;

–   Enterprise;

–  the activities of International Carriers & Shared Services (IC&SS), which contain certain resources, mainly in the areas of networks, information systems, research and development and other shared Group activities, as well as the Orange brand;

–  Mobile Financial Services.

The use of shared resources, mainly provided by IC&SS, is taken into account in segment results based either on the terms of contractual agreements between legal entities, external benchmarks or by reallocating costs among the segments. The supply of shared resources is included in other revenues of the service provider, and the use of these resources is included in expenses of the service user. The cost of shared resources may be affected by changes in contractual relationships or organization and may therefore impact the segment results disclosed from one year to another.

Accounting policies

Operating performance indicators

The Group has applied IFRS 16 “Leases” since January 1, 2019.

In 2019, this change in the standard led the Group to modify its key operating performance indicators and to define others: EBITDAaL (“EBITDA after Leases”) and eCapex (“economic CAPEX”).

Reported EBITDA, adjusted EBITDA and CAPEX remain the performance indicators used for prior periods.

Since 2019, these key operating performance indicators have accordingly been used by the Group to:

–  manage and assess its operating and segment results; and

–   implement its investment and resource allocation strategy.

The Group’s management believes that the presentation of these indicators is relevant as it provides readers with the same management indicators as those used internally.

EBITDAaL relates to operating income (loss) before depreciation and amortization of fixed assets, effects resulting from business combinations, reclassification of translation adjustment from liquidated entities, impairment of goodwill and fixed assets, share of profits (losses) of associates and joint ventures, and after interests on debts related to financed assets and on lease liabilities, adjusted for:

–  significant litigation;

–  specific labor expenses;

–  fixed asset, investment and business portfolio review;

–  restructuring program costs;

–  acquisition and integration costs; and,

–  where appropriate, other specific items.

This measurement indicator allows for the effects of certain specific factors to be isolated, irrespective of their recurrence and the type of income and expense, when they are linked to:

–  significant litigation: significant litigation expenses relate to risk reassessments regarding various litigations. Associated procedures are based on third-party decisions (regulatory authority, court, etc.) and occur over a different period to the activities at the source of the litigation. Costs are by nature difficult to predict in terms of their source, amount and period;

–  specific labor expenses: independent of any departure plans included in the costs of restructuring programs, certain employee working time adjustment programs have a negative impact on the period in which they are signed and implemented. Specific labor expenses primarily relate to changes in assumptions and experience effects for the various part-time for seniors plans in France;

–  the fixed asset, investment and business portfolio review: the Group conducts an ongoing review of its portfolio of fixed assets, investments and businesses. In this context, decisions to exit or sell are implemented and, by their nature, have an impact on the period in which they take place;

–  restructuring program costs: the adaptation of the Group’s activities to changes in the environment may generate costs related to the shutdown or major transformation of an activity. These costs, linked to the cessation or major transformation of an activity, mainly consist of employee departure plans, contract terminations and costs in respect of contracts that have become onerous;

–  acquisition and integration costs: the Group incurs costs directly related to the acquisition of entities and their integration in the months following their acquisition. These are primarily legal and advisory fees, registration fees and earn-outs;

–  where appropriate, other specific items that are systematically specified in relation to income and/or expenses.

EBITDAaL is not a financial indicator defined by IFRS and may not be comparable to similarly-titled indicators used by other groups. It is provided as additional information only and should not be considered as a substitute for operating income or cash flow provided by operating activities.

eCapex relates to acquisitions of property, plant and equipment and intangible assets excluding telecommunication licenses and financed assets, minus the disposal price of fixed assets. It is used internally as an indicator to allocate resources. eCAPEX is not a financial indicator defined by IFRS and may not be comparable to similarly-titled indicators used by other companies.

The Group uses organic cash flow from telecom activities as an operating performance measure for telecom activities as a whole. Organic cash flow from telecom activities relates to net cash provided by telecom activities minus (i) repayment of lease liabilities and debts related to financed assets, (ii) purchases and disposals of property, plant and equipment and intangible assets, net of the change in fixed asset payables, (iii) excluding the effect of telecommunication licenses paid and principal litigations paid (and received). Organic cash flow is not a financial indicator defined by IFRS and may not be comparable to similarly-titled indicators used by other groups.

Operating performance indicators used in 2018

Reported EBITDA related to operating income before depreciation and amortization, effects resulting from business combinations, reclassification of translation adjustment from liquidated entities, impairment of goodwill and fixed assets and share of profits (losses) of associates and joint ventures.

Adjusted EBITDA related to reported EBITDA, adjusted for significant litigation, specific labor expenses, investment and business portfolio review, restructuring and integration costs and, where appropriate, other specific items.

This measurement indicator allowed the effects of certain specific factors to be isolated from reported EBITDA, irrespective of their recurrence and the type of income or expense, when they were linked to:

–  significant litigation: significant litigation expenses related to risk reassessments regarding various litigations. Associated procedures were based on third-party decisions (regulatory authority, court, etc.) and could occur over a different period to the activities at the source of the litigation. Costs were by nature difficult to predict in terms of their source, amount and period;

–  specific labor expenses: independent of any departure plans included in the costs of restructuring programs, certain employee working time adjustment programs had a negative impact on the period in which they were signed and implemented. Specific labor expenses primarily related to changes in assumptions and experience effects for the various part-time for seniors plans in France;

–  the investment and business portfolio review: the Group conducted an ongoing review of its investments and business portfolio. In this context, disposal decisions were implemented and, by their nature, had an impact on the period in which the disposal took place. The corresponding gains (losses) on disposal affected either reported EBITDA or consolidated net income of discontinued operations;

–  restructuring and integration costs: the adaptation of the Group’s activities to changes in the environment may generate costs related to the discontinuation or major transformation of an activity. These costs, linked to the cessation or major transformation of an activity, mainly consist of employee departure plans, contract terminations and costs in respect of contracts that have become onerous;

–  where appropriate, other specific items that are systematically specified in relation to income and/or expenses.

Adjusted EBITDA and reported EBITDA were not financial indicators as defined by IFRS and were not comparable to similarly-titled indicators used by other groups. They were provided as additional information only and should not be considered as a substitute for operating income or cash flow provided by operating activities.

CAPEX related to the acquisition of property plant and equipment and intangible assets excluding telecommunication licenses and investments financed through finance leases and were used internally as an indicator to allocate resources. CAPEX is not a financial indicator defined by IFRS and may not be comparable to similarly-titled indicators used by other companies.

Assets and liabilities

Inter-segment assets and liabilities are reported in each business segment.

Non-allocated assets and liabilities for telecom activities mainly include external financial debt, external cash and cash equivalents, current and deferred tax assets and liabilities, as well as equity. Financial debt and investments between these segments are presented as non-allocated elements.

For Mobile Financial Services, the line “other” includes the assets and liabilities listed above as well as loans and receivables and payables related to Mobile Financial Services transactions.

The other accounting policies are presented within each note to which they refer.